Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic Loss Per Share (EPS)
The computation of basic income/(loss) per share ("EPS") is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2023	2022	2021
Basic income/ (loss) per share	0.09	(1.64)	(1.43)
Diluted income/ (loss) per share	0.09	(1.64)	(1.43)

Issued ordinary shares at the end of the year	264,080,391	229,263,598	137,218,175
Weighted average number of shares outstanding during the year, basic	244,270,405	178,404,637	134,726,336
Dilutive effect of share options and RSU (1)	3,880,209	—	—
Weighted average number of shares outstanding during the year, diluted	248,150,614	178,404,637	134,726,336

(1) Includes the impact of 8,559,698 share options and 112,780 restricted stock units using the treasury stock method.

The following potential share issuances effects of convertible bonds, share options, RSUs and performance units have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2023, 2022 and 2021 because the effects were anti-dilutive.

	2023	2022	2021
Convertible bonds	34,260,413	5,540,079	5,540,079
Share options	2,160,000	9,445,006	5,670,000
Performance stock units	500,000	500,000	—
Restricted share units	—	88,584	—